UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 613	$ 1,008
Financial assets	138	167
Accounts and other receivable, net	1,254	1,337
Inventory, net	26	52
Other assets	252	371
Current Assets	2,283	2,935
Non-Current Assets
Financial assets	152	186
Accounts and other receivable, net	1,980	1,892
Other assets	265	256
Property, plant and equipment	181	2,480
Deferred income tax assets	236	197
Intangible assets	5,980	5,966
Equity accounted investments	187	198
Goodwill	5,018	4,988
Assets	16,282	19,098
Current Liabilities
Accounts payable and other	2,133	2,990
Non-recourse borrowings in subsidiaries of the company	114	111
Exchangeable and class B shares	1,815	1,709
Current Liabilities	4,062	4,810
Non-Current Liabilities
Accounts payable and other	848	2,286
Non-recourse borrowings in subsidiaries of the company	7,826	8,379
Deferred income tax liabilities	967	988
Liabilities	13,703	16,463
Equity
Brookfield Business Partners	(159)	(59)
Non-controlling interests	2,738	2,694
Equity	2,579	2,635
Liabilities and Equity	$ 16,282	$ 19,098